Subsequent Event(s) (Details) - USD ($) $ in Thousands	1 Months Ended
	Jul. 31, 2021	Sep. 30, 2021	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Deferred income		$ 34,193		$ 624	$ 52
Subsequent event | Amended and restated agreements with Ro | Ro
Subsequent Event [Line Items]
Deferred income	$ 30,000		$ 10,000
Maximum extended exclusive period	1 year